Income Taxes (Components of tax expense) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of income tax [Abstract]
Current income tax expense	$ 30.1	$ 12.7
Deferred income tax expense	43.9	20.1
Income tax expense recognized in net earnings	$ 74.0	$ 32.8